VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—96.6%
Communication Services—4.2%
Alphabet, Inc. Class A	31,249	$7,597
Meta Platforms, Inc. Class A	2,225	1,634
Walt Disney Co. (The)	23,975	2,745
		11,976

Consumer Discretionary—8.9%
Amazon.com, Inc.(1)	51,934	11,403
General Motors Co.	47,641	2,905
Home Depot, Inc. (The)	6,921	2,804
JD.com, Inc. ADR	243,942	8,533
		25,645

Consumer Staples—0.7%
Tyson Foods, Inc. Class A	39,179	2,127
Energy—7.8%
Chevron Corp.	26,889	4,176
ConocoPhillips	13,689	1,295
EOG Resources, Inc.	21,560	2,417
Exxon Mobil Corp.	49,955	5,632
ONEOK, Inc.	15,581	1,137
Ovintiv, Inc.	107,546	4,343
Phillips 66	13,523	1,839
Schlumberger N.V.	41,755	1,435
		22,274

Financials—29.2%
Bank of America Corp.	54,979	2,836
Bank of Hawaii Corp.	42,772	2,808
Blackrock, Inc.	2,518	2,936
Cadence Bank	75,498	2,834
Charles Schwab Corp. (The)	60,369	5,763
Citigroup, Inc.	27,928	2,835
Citizens Financial Group, Inc.	53,742	2,857
Commerce Bancshares, Inc.	46,756	2,794
First Financial Bankshares, Inc.	80,476	2,708
Glacier Bancorp, Inc.	119,718	5,827
Goldman Sachs Group, Inc. (The)	2,142	1,706
Home BancShares, Inc.	95,131	2,692
Independent Bank Corp.	61,468	4,252
JPMorgan Chase & Co.	27,530	8,684
Morgan Stanley	27,075	4,304
Old National Bancorp	124,942	2,742
Pinnacle Financial Partners, Inc.	60,168	5,643
PNC Financial Services Group, Inc. (The)	13,714	2,756
Truist Financial Corp.	61,047	2,791
U.S. Bancorp	57,629	2,785
UMB Financial Corp.	48,052	5,687
Walker & Dunlop, Inc.	33,224	2,778
Wells Fargo & Co.	33,992	2,849
		83,867

	Shares	Value

Health Care—9.2%
AbbVie, Inc.	20,417	$4,727
Agilent Technologies, Inc.	27,221	3,494
Bristol-Myers Squibb Co.	24,014	1,083
Cooper Cos., Inc. (The)(1)	18,387	1,261
HCA Healthcare, Inc.	6,936	2,956
Johnson & Johnson	15,887	2,946
Pfizer, Inc.	159,731	4,070
Thermo Fisher Scientific, Inc.	5,989	2,905
Veeva Systems, Inc. Class A(1)	9,638	2,871
		26,313

Industrials—9.3%
C.H. Robinson Worldwide, Inc.	10,511	1,392
GE Aerospace	4,722	1,420
Genpact Ltd.	51,558	2,160
IDEX Corp.	14,433	2,349
MonotaRO Co., Ltd. Unsponsored ADR	70,431	1,020
Oshkosh Corp.	21,139	2,742
RB Global, Inc.	12,155	1,317
Southwest Airlines Co.	45,430	1,450
Stanley Black & Decker, Inc.	19,168	1,425
Uber Technologies, Inc.(1)	61,586	6,034
Union Pacific Corp.	5,794	1,369
United Parcel Service, Inc. Class B	12,055	1,007
Xylem, Inc.	20,151	2,972
		26,657

Information Technology—8.6%
Adobe, Inc. (1)	15,797	5,572
Advanced Micro Devices, Inc.(1)	16,663	2,696
Autodesk, Inc.(1)	4,448	1,413
Intuit, Inc.	5,206	3,555
KLA Corp.	1,343	1,449
Marvell Technology, Inc.	41,178	3,462
Micron Technology, Inc.	8,476	1,418
Microsoft Corp.	7,134	3,695
Salesforce, Inc.	5,648	1,339
		24,599

Materials—4.4%
Ball Corp.	55,842	2,816
CF Industries Holdings, Inc.	32,288	2,896
LyondellBasell Industries N.V. Class A	51,771	2,539
Mosaic Co. (The)	85,154	2,953
Pan American Silver Corp.	37,038	1,434
		12,638

Real Estate—8.9%
Alexandria Real Estate Equities, Inc.	71,741	5,979
Equinix, Inc.	2,959	2,318
Invitation Homes, Inc.	91,274	2,677
	Shares	Value

Real Estate—continued
Prologis, Inc.	50,096	$5,737
Rexford Industrial Realty, Inc.	110,947	4,561
SBA Communications Corp. Class A	22,085	4,270
		25,542

Utilities—5.4%
AES Corp. (The)	313,513	4,126
Eversource Energy	41,389	2,944
NextEra Energy, Inc.	113,695	8,583
		15,653

Total Common Stocks (Identified Cost $240,039)		277,291

Total Long-Term Investments—96.6% (Identified Cost $240,039)		277,291

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%)(2)	571,535	572
Total Short-Term Investment (Identified Cost $572)		572

TOTAL INVESTMENTS—96.8% (Identified Cost $240,611)		$277,863
Other assets and liabilities, net—3.2%		9,274
NET ASSETS—100.0%		$287,137

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
China	3
Canada	1
Netherlands	1
Bermuda	1
Curaçao	1
Total	100%
† % of total investments as of September 30, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$277,291	$277,291
Money Market Mutual Fund	572	572
Total Investments	$277,863	$277,863
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.